Statements of Operations and Comprehensive Loss (Parenthetical) - shares			6 Months Ended
	Feb. 07, 2022	Jan. 26, 2022	Jun. 30, 2023
Murphy Canyon Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Stock surrendered and forfeited during period shares			11,037,272
Sponsor [Member]
Subsidiary, Sale of Stock [Line Items]
Stock surrendered and forfeited during period shares		1,006,250,000
Stock issued during period on hold		3,306,250,000
Sponsor [Member] | Murphy Canyon Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Stock surrendered and forfeited during period shares		1,006,250
Stock issued during period on hold		3,306,250
Over-Allotment Option [Member] | Common Class B [Member]
Subsidiary, Sale of Stock [Line Items]
Number of option issued for forfeiture	431,250,000
Over-Allotment Option [Member] | Common Class B [Member] | Murphy Canyon Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Number of option issued for forfeiture	431,250